CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss)/income	$ (63,415)	$ 5,207	$ (26,557)
Adjustments to reconcile net (loss)/income to net cash (used in)/generated from operating activities
Provision for bad debts	2,794	175	114
Impairment for inventory obsolescence	636	528	772
Depreciation of property and equipment	2,174	2,954	5,227
Amortization of intangible assets	94	90	89
Gain on disposals of property and equipment	(375)	(353)	(542)
Loss on disposals of intangible assets			33
Interest expenses	285	438	3,385
Share-based compensation	50,607	169	2,282
Fair value gains on other investments	(4,909)
Share of loss in equity method investments			442
Foreign currency exchange losses, net	182	607	543
Changes in operating assets and liabilities
Accounts receivable	16,228	(9,311)	(3,061)
Prepayments and other assets	690	2,595	(2,317)
Inventories	4,036	974	(7,806)
Accrued expenses, accounts payable and other liabilities	(9,273)	6,343	3,598
Amounts due to related party	481	(1,948)	2,970
Amounts due from related party	(1,572)	(692)
Contract liabilities	(1,036)	(2,015)	1,356
Other non-current liabilities	335
Net cash (used in)/generated from operating activities	(2,038)	5,761	(19,472)
Cash flows from investing activities
Purchase of property and equipment	(1,252)	(2,750)	(4,540)
Purchase of intangible assets	(482)	(84)	(607)
Proceeds from disposal of property and equipment	230	190	1,020
Cash paid for equity investment			(442)
Cash paid for long-term investment	(811)	(430)
Increase in short-term deposit	(3)	(193)
Purchase of other investments	(33,126)
Net cash used in investing activities	(35,444)	(3,267)	(4,569)
Cash flows from financing activities
Proceeds from other borrowings			4,362
Repayments of other borrowings	(1,819)	(2,241)	(273)
Proceeds from bank borrowings	3,674	8,953	6,107
Repayments of bank borrowings	(5,074)	(5,184)	(5,775)
Proceeds from initial public offering, net of issuance costs	29,904
Net cash generated from financing activities	26,685	1,528	4,421
(Decrease)/increase in cash, cash equivalents and restricted cash	(10,797)	4,022	(19,620)
Cash, cash equivalents and restricted cash at beginning of year	40,274	36,627	56,806
Effect of exchange rates on cash, cash equivalents and restricted cash	749	(375)	(559)
Cash, cash equivalents and restricted cash at end of year	30,226	40,274	36,627
Supplemental disclosure of cash flow information
Interest paid	(285)	(438)	(3,225)
Supplemental disclosure on non-cash investing and financing activities:
—Convertible bonds conversion into ordinary shares			71,148
—Acquisition of property and equipment in form of other payables			188
Accretion of Series A Preferred Shares	$ (1,293)	$ (2,540)	$ (2,209)